Share-based Payments Arrangement - IISI's Employee Stock Options Outstanding (Detail) - IISI Plan [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 14.00
Number of Options Outstanding	530.00	530.00
Weighted-average Remaining Contractual Life (Years)	14 days
Weighted-average Exercise Price	$ 14.00
Options Exercisable Number of Options	530.00	530.00
Option Exercisable Weighted-average Exercise Price | (per share)	$ 14.00	$ 14